Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2025		Dec 31, 2024
	Current	Non-current	Current	Non-current
Trade payables	28,140	—	29,767	—
Other payables [A]	10,621	4,061	9,838	2,990
Sales taxes, excise duties and similar levies	2,861	—	3,439	—
Amounts due to joint ventures and associates	5,225	133	6,410	67
Accruals and deferred income	10,923	269	11,239	233
Total	57,770	4,463	60,693	3,290
[A]Includes obligations under environmental compliance schemes of $5,321 million as at December 31, 2025 (2024: $3,935 million). (See Note 5).